Finance income/(expenses), net (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance Income (Expense) [Abstract]
Interest income from other parties	€ 504	€ 35
TOTAL FINANCE INCOME	504	35
Interest expense on loans	(5,623)	(2,695)
Interest expense on refund liabilities	(2,615)	(4,812)
Interest expenses on lease liabilities	(619)	(457)
Other interest expense	(22)	(235)
TOTAL FINANCE EXPENSES	(8,879)	(8,199)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	4,517	(10,657)
FINANCE INCOME/(EXPENSES), NET	€ (3,858)	€ (18,821)